Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Balances and Transactions
Schedule of amounts due from related parties
	As of December 31,
	2014	2015
	$	$
Customer and supplier	684	11,893
Other	6,093,576	1,539,980

Total amounts due from related parties	6,094,260	1,551,873

Schedule of amounts due to related parties
	As of December 31,
	2014	2015
	$	$
Management	2,024,000	1,012,000
Customer and supplier	4,831,288	3,195,923
Other	500,898	5,726,765

Total amounts due to related parties	7,356,186	9,934,688

Schedule of revenue from customers who are related parties

	Years Ended December 31,
	2013	2014	2015
	$	$	$
Beijing China Real Estate Research Association Technology Ltd (“CRERAT”)	1,084,047	136,708	117,447
SINA Corporation (“SINA”)	—	445,733	327,489
Shanghai Guanfu Treasure-house Assets Management Co., Ltd (“Guanfu Treasure-house”)	—	—	616,698

Schedule of selling, general and administrative expenses recorded by the group
	Years Ended December 31,
	2013	2014	2015
	$	$	$
CRERAT	—	—	80,594
SINA	—	4,911,660	31,742
Guanfu Treasure-house	—	409,305	79,356

Schedule of cost of revenue recorded by the group
	Years Ended December 31,
	2013	2014	2015
	$	$	$
SINA	6,033,036	6,643,317	6,175,036

Schedule of intangible assets purchased by the group
	Years Ended December 31,
	2013	2014	2015
	$	$	$
SINA	—	1,473,498	—
Hangzhou Kuyue	—	1,778,188	*
*Hangzhou Kuyue became a wholly owned subsidiary of the Group from July 2015 (Note 5).
Schedule of amount due from (to) related parties
	As of December 31,
	2014	2015
	$	$
CRERAT	684	8,906
SINA	(3,616,957)	(3,195,923)
Guanfu Treasure-house	(326,850)	2,987
Hangzhou Kuyue	(887,481)	*

Schedule of amounts due from (to) affiliates

	As of December 31,
	2014	2015
	$	$
Shanghai Yueshun Real Estate Development Co., Ltd. (1)	280,750	—
Shanghai Jin Yue Real Estate Development Co., Ltd. (2)	(390,801)	(368,259)
Suzhou Hehui Xuyuechang Equity Investment Center (“Xuyuechang Center”) (3)	285,272	—
Suzhou Hehui Xuyuerong Equity Investment Center (“Xuyuerong Center”) (3)	23,461	—
Suzhou Hehui Xuyuezhen Equity Investment Center (“Xuyuezhen Center”) (3)	115,447	—
E-House (China) Real Estate Investment Fund 1 L.P. (the “Fund”)(4)	5,388,646	(190,333)
Muxin Center(5)	(110,097)	—
Jupai (6)	—	1,539,980
Jupai (6)	—	(5,168,173)

Notes:

(1)	Xin Zhou is a director of the entity. The amount receivable (payable) is the rental cost paid (rental income received) by the Group on behalf of the entity.

(2)	Xin Zhou is a director of the entity. The amount payable is rental expense paid by the entity on behalf of E-Commercial (Shanghai) Real Estate Advisory Co, Ltd.

(3)

Scepter holds 0.6%, 0.5% and 0.5% equity interest of Xuyuechang Center, Xuyuerong Center and Xuyuezhen Center, respectively and also acts as a non-acting general partner and provides investment advice to the entities. The amount t receivable of December 31, 2014 is the management fee receivable from the entities. Subsequent to the Jupai Transaction, the Group no longer directly holds any equity interests and earned any management fee from these entities.

(4)

In January 2008, the Group formed the Fund, which seeks to invest in China’s real estate sector through diversified investment strategies at all levels of the real estate value chain. The Group’s 51% owned subsidiary, E-House Real Estate Asset Management Limited, acts as the Fund’s general partner. The general partner receives annual management fee and carried interest on a success basis. Major investors of the Fund include institutions and high net worth individuals. Mr. Xin Zhou, the Company’s co-chairman and chief executive officer, and Mr. Neil Nanpeng Shen, director of the Company, invested a total of $28 million in the Fund. They are also among the minority shareholders of the general partner. The Group has no investment in the Fund. The amount receivable of December 31, 2014 is the carried interest receivable from the Fund. The amount payable of December 31, 2015 is the cash received on behalf of the Fund.

(5)

The Group holds 23.4% equity interest of Muxin Center and Scepter also acts as general partner and provides investment advice to the entities. The amount payable is the advance management fee received by the Group. Subsequent to the Jupai Transaction, the Group no longer earns any management fee from Muxin Center.

(6)

The Group is the largest shareholder of Jupai, and Mr Xin Zhou, the Group’s co-chairman and chief executive officer of the Group is a director of Jupai. The receivable balance was dividend receivable from Yidezhen, a subsidiary of Scepter, which became a subsidiary of Jupai from July, 2015. The payable balance represents the acquisition deposit from Jupai for acquiring an long-term investment held by the Group. The acquisition was still in the process by the end of year 2015.

Schedule of management fees from funds

	Years Ended December 31,
	2013	2014	2015
	$	$	$
The Fund	63,567	5,386,412	—
E-House Shengyuan Equity Investment Center (“Shengyuan Center”)	1,549,416	1,410,790	85,367
E-House Shengquan Equity Investment Center (“Shengquan Center”)	611,205	559,100	139,415
Wuling Center (Note 4)	3,804,667	3,012,485	1,589,942
Shouxin Center (Note 4)	—	120,858	58,832
Muxin Center (Note 4)	—	191,770	123,998
Jupai(2)	—	—	682,462
Others(1)	305,343	1,061,829	495,121

Total management fee or carried interest earned	6,334,198	11,743,244	3,175,137

The amount presented in the table is the revenue without net of sales tax.

Notes:

Scepter’s subsidiaries or VIEs act as the general partners of Shenyuan Center, Shenquan Center, Wuling Center, Shouxin Center and Muxin Center, and act as non-acting general partner of Xuyuechang Center, Xuyuerong Center and Xuyuezhen Center, and earned management fee. Subsequent to the Jupai Transaction in July 2015 (Note 1), the Group no longer generates any management fee from such entities from then to December 31, 2015. The management fee for above entities in 2015 is the management fee eared from January 1 2015 to the Jupai transaction date.

(1)

Others represent Xuyuechang Center, Xuyuerong Center and Xuyuezhen Center. The amount represents management fee recognized from these entities during the periods up to the date of the Jupai Transaction.

(2)	The amount represents management fee recognized from a subsidiary of Jupai by a subsidiary of Scepter before the Jupai Transaction (Note1).